UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-21869

Highland Credit Strategies Fund
(Exact name of registrant as specified in charter)

Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)

Registrant's telephone number, including area code:                   (877) 665-1287

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2007	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Senior Loans (a) - 85.4%

AEROSPACE - AEROSPACE/DEFENSE - 1.2%
2,066,894	AWAS Capital, Inc. Second Priority Term Loan, 11.38%, 03/15/13	2,035,891
	IAP Worldwide Services, Inc.
2,977,273	First Lien Term Loan, 9.69%, 12/30/12	2,597,670
2,000,000	Second Lien Term Loan, 15.19%, 06/30/13	1,425,000
	Travelport LLC
356,888	Synthetic Letter of Credit, 7.86%, 08/23/13	348,637
1,778,654	Tranche B Dollar Term Loan, 7.57%, 08/23/13	1,739,737

		8,146,935

AEROSPACE - AIRLINES - 2.3%
8,954,382	Delta Airlines, Inc. Term Loan Equipment Notes, 8.86%, 09/29/12	8,640,978
6,930,000	Northwest Airlines, Inc. Term Loan DIP, 7.51%, 08/21/13	6,652,800

		15,293,778

AUTOMOBILE - 2.2%
14,887,500	Ford Motor Co. Term Loan, 8.70%, 12/16/13	14,478,094

BROADCASTING - 4.1%
	ComCorp Broadcasting, Inc.
215,990	PIK Revolver, 07/11/08 (b) (c)	233,434
973,304	PIK Term Loan, 07/11/08 (b) (c)	1,051,911
1,734,487	Revolver, 07/11/08 (b) (c)	1,874,569
8,334,953	Term Loan, 07/11/08 (b) (c)	9,008,108
390,764	WK PIK Term Loan, 07/11/08 (b) (c)	422,324
3,350,502	WK Term Loan, 07/11/08 (b) (c)	3,621,099
	Millennium Digital Media Systems, LLC
247,664	Revolver, 8.86%, 06/30/11 (b) (d)	244,400
9,102,981	Term Facility, 9.36%, 06/30/11	9,011,951
2,000,000	Persona Communications Corp. Second Lien Term Loan, 11.32%, 04/12/14	2,015,000

		27,482,796

CABLE - US CABLE - 0.3%
33,054	Century Cable Holdings LLC Revolver, 9.25%, 03/31/09	32,310
2,000,000	Charter Communications Operating, LLC New Term Loan, 7.36%, 03/06/14	1,937,500

		1,969,810

Principal Amount ($)		Value ($)

CHEMICALS - COMMODITY & FERTILIZER - 0.3%
1,681,736	Ferro Corp. Term Loan, 7.45%, 06/06/12	1,648,101

CONSUMER DURABLES - 0.4%
2,611,474	Rexair LLC First Lien Term Loan, 9.61%, 06/30/10	2,585,359

CONSUMER NON-DURABLES - 1.6%
1,451,890	Camelbak Products LLC First Lien Term Loan, 9.15%, 08/04/11	1,415,593
1,985,000	DS Waters of America, Inc. Term Loan, 7.38%, 10/27/12	1,925,450
992,500	GTM Holding, Inc. First Lien Term Loan, 8.11%, 10/30/13	967,687
	Spectrum Brands, Inc.
4,063,517	Dollar Term B Loan, 9.35%, 03/30/13	4,011,016
201,369	Synthetic Letter of Credit, 5.52%, 03/30/13	198,768
1,975,041	VNU Inc./Nielsen Finance LLC Dollar Term Loan, 7.36%, 08/09/13	1,919,739

		10,438,253

DIVERSIFIED MEDIA - 7.0%
1,995,000	Clarke American Corp. Tranche B Term Loan, 06/30/14	1,864,487
3,000,000	Endurance Business Media, Inc. Second Lien Term Loan, 12.38%, 01/26/14	2,970,000
	Metro-Goldwyn-Mayer Holdings II, Inc.
10,359,781	Tranche B Term Loan, 8.61%, 04/08/12	9,974,604
2,985,000	Tranche B-1 Term Loan, 8.61%, 04/08/12	2,874,018
254,545	North American Membership Group, Inc. Revolver, 12.50%, 05/19/10 (d)	237,677
5,000,000	Penton Media, Inc. Second Lien Term Loan, 10.36%, 02/01/14	4,731,250
	Tribune Co.
11,970,000	Initial Tranche B Advance, 8.36%, 05/19/14	10,943,572
7,466,667	Tranche X Advance, 7.82%, 05/18/09	7,413,056
6,000,000	Univision Communications, Inc. Second Lien Term Loan, 7.63%, 02/12/09	5,960,040

		46,968,704

ENERGY - EXPLORATION & PRODUCTION - 1.8%
11,860,266	ATP Oil & Gas Corp. First Additional Term Loan, 8.85%, 04/14/10	11,880,073

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2007	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

ENERGY - OTHER ENERGY - 1.2%
	Alon USA Energy, Inc.
219,444	Edington Facility, 7.38%, 06/22/13	213,684
1,755,556	Paramount Facility, 7.61%, 06/22/13	1,709,472
3,000,000	Endeavour International Holding B.V. Second Lien Term Loan, 12.36%, 11/01/11	2,970,000
3,000,000	Willbros USA, Inc. Syndicate Term Loan, 5.26%, 10/27/09	3,015,000

		7,908,156

FINANCIAL - 0.7%
5,000,000	Concord Re Ltd. Term Loan, 9.61%, 02/29/12	4,900,000

FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.3%
1,980,000	PBM Holdings, Inc. Term Loan, 7.63%, 09/28/12	1,940,400

FOOD/TOBACCO - RESTAURANTS - 0.3%
1,975,000	Restaurant Co., The Term Loan, 8.12%, 05/09/13	1,955,250

FOREST PRODUCTS - CONTAINERS - 0.9%
7,000,000	Berry Plastics Group, Inc. Holdco PIK Term Loan, 11.61%, 06/05/14	6,300,000

FOREST PRODUCTS - PAPER - 1.5%
11,000,000	Verso Paper Financial Holding LLC Unsecured Loan, 11.61%, 02/01/13	10,175,000

GAMING/LEISURE - GAMING - 2.3%
6,041,285	Drake Hotel Acquisition B Note 1, 8.47%, 04/01/08 (d)	6,041,285
10,000,000	Fontainebleu Florida Hotel LLC Tranche C Term Loan, 11.70%, 06/06/12	9,575,000

		15,616,285

GAMING/LEISURE - OTHER LEISURE - 4.4%
3,950,000	Cedar Fair L.P. US Term Loan, 7.32%, 08/30/12	3,879,374
5,954,660	Kuilima Resort Co. First Lien Term Loan, 8.07%, 09/30/10	5,533,070
	Lake at Las Vegas Joint Venture
2,407,407	Synthetic Revolver, 15.42%, 06/20/12	2,124,537
17,851,840	Term Loan, 15.46%, 06/20/12	15,754,249
2,000,000	Orbitz Worldwide, Inc. Term Loan, 8.34%, 07/25/14	1,957,500

		29,248,730

Principal Amount ($)		Value ($)

HEALTHCARE - ACUTE CARE - 5.0%
12,506,406	Alliance Imaging, Inc. Tranche C Term Loan, 7.89%, 12/29/11	12,334,443
12,902,500	HCA, Inc. Tranche B Term Loan, 7.45%, 11/17/13	12,666,384
	National Mentor Holdings, Inc.
230,000	Institutional Line of Credit Facility, 5.32%, 06/29/13	217,350
3,722,875	Tranche B Term Loan, 7.43%, 06/29/13	3,518,117
4,500,000	Triumph Healthcare Second Holdings LLC Second Lien Term Loan, 13.57%, 07/28/14	4,494,375

		33,230,669

HEALTHCARE - ALTERNATE SITE SERVICES - 0.4%
2,992,366	LifeCare Holdings Term Loan, 8.36%, 08/11/12	2,782,901

HEALTHCARE - MEDICAL PRODUCTS - 4.3%
9,876,863	CCS Medical, Inc. First Lien Term Loan, 8.45%, 09/30/12	9,823,331
	Danish Holdco A/S
3,026,243	Mezzanine Facility, 12.86%, 05/01/17 PIK	2,950,587
2,500,000	Second Lien Term Facility, 9.84%, 11/01/16	2,325,000
4,000,000	Golden Gate National Senior Care LLC Second Lien Term Loan, 12.88%, 09/14/11	3,960,000
3,933,633	HealthSouth Corp. Term Loan B, 7.86%, 03/10/13	3,851,656
3,500,000	Nyco Holdings 3 ApS Facility A, 12/29/13 (e)	3,097,500
1,938,762	Warner Chilcott Co., Inc. Tranche B Acquisition Date Term Loan, 7.36%, 01/18/12	1,904,833
580,241	Warner Chilcott Corp. Tranche C Acquisition Date Term Loan, 7.36%, 01/18/12	570,087

		28,482,994

HOUSING - BUILDING MATERIALS - 3.9%
	Custom Building Products, Inc.
5,604,128	First Lien Term Loan, 7.38%, 10/20/11	5,295,901
1,625,000	Second Lien Term Loan, 10.20%, 04/20/12	1,543,750
3,960,000	Roofing Supply Group LLC First Lien Term Loan, 9.36%, 08/31/13	3,603,600
3,000,000	Spirit Finance Corp. Loan, 8.36%, 08/01/13	2,793,750

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2007	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

HOUSING - BUILDING MATERIALS (continued)

	WAICCS Las Vegas 3 LLC
6,000,000	First Lien Term Loan, 8.83%, 07/30/08	5,970,000
7,000,000	Second Lien Term Loan, 14.33%, 07/30/08	6,965,000

		26,172,001

HOUSING - REAL ESTATE DEVELOPMENT - 7.5%
421,262	DESA LLC Term Loan, 15.00%, 11/26/11	399,672
1,484,962	Flag Luxury Properties Holdings, LLC First Lien Term Loan, 12.50%, 03/21/11	1,358,741
	Ginn LA Conduit Lender, Inc.
2,358,201	First Lien Tranche A Credit- Linked Deposit, 5.26%, 06/08/11	1,996,618
5,080,851	First Lien Tranche B Term Loan, 8.86%, 06/08/11	4,301,804
10,000,000	LNR Property Corp. Initial Tranche B Term Loan, 8.11%, 07/12/11	9,675,000
	MPH Mezzanine II, LLC
6,000,000	Mezzanine 2B, 8.56%, 02/09/08	5,985,000
4,000,000	Mezzanine 3, 9.56%, 02/09/08	3,990,000
10,000,000	MPH Mezzanine IV, LLC Mezzanine 4, 02/09/08 (e)	9,975,000
2,500,000	November 2005 Land Investors, LLC Second Lien Term Loan, 12.13%, 05/09/12	2,150,000
	Westgate Investments LLC
7,662,464	Senior Secured Loan, 13.00%, 09/25/10 (f)	7,968,963
1,740,500	Senior Unsecured Loan, 18.00%, 09/25/12	2,053,790

		49,854,588

INFORMATION TECHNOLOGY - 4.8%
1,995,000	DTN, Inc. First Lien Tranche C Term Loan, 8.62%, 03/10/13	1,975,050
	Infor Enterprise Solutions Holdings, Inc.
2,715,429	Delayed Draw Term Loan, 9.11%, 07/28/12	2,600,023
3,000,000	Dollar Tranche B-1, Second Lien Term Loan, 11.07%, 03/02/14	2,835,000
5,204,571	Initial US Term Facility, 9.11%, 07/28/12	5,048,434
2,566,667	Second Lien Delayed Draw Term Loan, 11.61%, 03/02/14	2,438,334
4,433,333	Second Lien Term Loan, 11.61%, 03/02/14	4,256,000
2,000,000	Metrologic Instruments, Inc. Second Lien Term Loan, 11.45%, 12/21/13	1,935,000

Principal Amount ($)		Value ($)

INFORMATION TECHNOLOGY (continued)
8,000,000	NameMedia, Inc. Term Loan, 11.33%, 08/31/08	7,800,000
1,555,556	Secure Computing Corp. Term Loan, 8.61%, 08/31/13	1,540,000

1,840,000	Serena Software, Inc. Term Loan, 7.34%, 03/11/13	1,775,600

		32,203,441

MANUFACTURING - 3.6%
7,922,481	Acument Global Technologies, Inc. Term Loan, 8.86%, 08/11/13	7,843,256
2,977,500	CST Industries, Inc. Term Loan, 8.13%, 08/09/13	2,908,422
1,666,667	Generac Acquisition Corp. Second Lien Term Loan, 11.36%, 05/10/14	1,237,500
5,917,550	Global Petroleum Inc. Term Loan, 9.90%, 09/18/13	5,740,024
1,000,000	Hunter Defense Technologies, Inc. First Lien Term B Loan, 8.45%, 08/13/14	960,000
	Matinvest 2 SAS / Butterfly Wendal US, Inc.
2,250,000	B-2 Facility, 7.89%, 06/22/14	2,086,875
2,250,000	C-2 Facility, 8.14%, 06/22/15	2,098,125
1,011,458	Matinvest 2 SAS / Deutsche Connector Mezz A USD Facility, 13.54%, 06/22/16	986,172

		23,860,374

METALS/MINERALS - OTHER METALS/MINERALS - 1.7%
1,326,316	Euramax International Holdings B.V. Second Lien European Loan, 13.36%, 06/29/13	1,233,474
	Euramax International, Inc.
2,869,496	First Lien Domestic Term Loan, 8.38%, 06/29/12	2,680,109
3,673,684	Second Lien Domestic Term Loan, 13.36%, 06/29/13	3,287,947
1,522,779	Oglebay Norton Co. Tranche B Term Loan, 7.61%, 07/31/12	1,515,165
1,624,352	United Central Industrial Supply Co., L.L.C. Term Loan, 8.09%, 03/31/12	1,571,560
1,458,981	Universal Buildings Products, Inc. Term Loan, 8.52%, 04/28/12	1,320,378

		11,608,633

RETAIL - 4.3%
2,370,614	Blockbuster Entertainment Corp. Tranche B Term Loan, 9.62%, 08/20/11	2,354,826
11,680,028	Burlington Coat Factory Warehouse Corp. Term Loan, 7.76%, 05/28/13	11,233,267

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2007	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

RETAIL (continued)

2,970,112	CSK Auto, Inc. Term Loan, 8.38%, 06/30/12	2,932,986
7,223,706	Home Interiors & Gifts, Inc. Initial Term Loan, 10.36%, 03/31/11	4,334,224
1,975,000	Sports Authority, Inc., The Term Loan B, 7.45%, 05/03/13	1,876,862
6,000,000	Toys “R” Us Tranche B Term Loan, 9.76%, 07/19/12	5,992,500

		28,724,665

SERVICE - ENVIRONMENTAL SERVICES - 1.2%
	Safety-Kleen Systems, Inc.
1,627,119	Synthetic Letter of Credit, 5.69%, 08/02/13	1,594,576
6,190,508	Term Loan B, 8.19%, 08/02/13	6,066,699

		7,661,275

SERVICE - OTHER SERVICES - 3.2%
3,000,000	Cydcor, Inc. Second Lien Term Loan, 11.86%, 01/30/14	2,985,000
2,984,925	Education Management LLC Term Loan C, 7.13%, 06/01/13	2,891,646
7,765,705	NES Rentals Holdings, Inc. Second Lien Permanent Term Loan, 12.13%, 07/20/13	7,610,390
4,859,038	Sabre, Inc. Initial Term Loan, 7.61%, 09/30/14	4,639,604
1,359,948	Survey Sampling International LLC Term Loan, 7.70%, 05/06/11	1,305,550
1,638,160	United Rentals, Inc. Initial Term Loan, 7.72%, 02/14/11	1,633,720
336,842	Tranche B Credit-Linked Deposit, 5.32%, 02/14/11	335,896

		21,401,806

TELECOMMUNICATIONS - 1.7%
3,070,032	American Messaging Services, Inc. Senior Secured Note, 11.63%, 09/03/08	3,054,682
4,187,905	PaeTec Communications, Inc. Initial Term Loan, 7.63%, 02/28/13	4,146,026
1,918,904	Sorenson Communications, Inc. Tranche C Term Loan, 7.86%, 08/16/13	1,899,715
1,237,500	Stratos Global Corp./Stratos Funding LP Term B Facility, 7.95%, 02/13/12	1,215,844
992,500	Time Warner Telecom Holdings Inc. Term Loan B, 7.13%, 01/07/13	980,094

		11,296,361

Principal Amount ($)		Value ($)

TRANSPORTATION - AUTO - 3.1%
2,662,000	BST Safety Textiles Acquisition GMBH Second Lien Facility, 10.65%, 06/30/09	2,369,180
3,000,000	Dana Corp. DIP Term Loan, 7.98%, 04/13/08	2,989,680
5,000,000	Delphi Corp. Tranche C, 8.13%, 12/31/07	4,987,500
4,955,045	Lear Corp. First Lien Term Loan B, 7.89%, 04/25/12	4,868,926
5,712,852	Motor Coach Industries International, Inc. Second Lien Term Loan, 14.07%, 12/01/08	5,712,852

		20,928,138

TRANSPORTATION - LAND - 1.0%
1,978,834	New Century Transportation, Inc. Term Loan B, 8.38%, 08/14/12	1,830,421
	SIRVA Worldwide, Inc.
702,857	Revolver, 12.92%, 12/01/07 (d)	460,371
6,008,774	Tranche B Term Loan, 12.61%, 12/01/10	4,093,478

		6,384,270

UTILITIES - 5.0%
5,000,000	ANP Funding I, LLC Tranche A Term Loan, 8.86%, 07/29/10	5,023,450
	Coleto Creek Power, LP
5,547,611	First Lien Term Loan, 8.10%, 06/28/13	5,297,969
4,937,500	Second Lien Term Loan, 9.20%, 06/28/13	4,653,594
382,166	Synthetic Facility, 5.25%, 06/28/13	364,968
7,934,309	Entegra TC LLC Third Lien Term Loan, 11.36%, 04/19/14 (e)	7,643,438
	GBGH LLC (U S Energy)
4,950,000	First Lien Term Loan, 10.76%, 08/07/13	4,962,375
5,367,923	Second Lien Term Loan, 8.19%, 08/07/14	5,381,343
181,132	TECO Panda Generating Co.- Union Power Partners, L.P. Tranche B Term Loan, 06/01/20 (e)	328,604

		33,655,741

WIRELESS - CELLULAR/PCS - 1.9%
1,975,000	Cricket Communications, Inc. Term Loan B, 7.45%, 06/16/13	1,955,665
8,000,000	Insight Midwest Holdings, LLC Term Loan B, 7.11%, 04/06/14	7,850,880

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2007	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

WIRELESS - CELLULAR/PCS (continued)

3,000,000	Level 3 Financing, Inc. New Term Loan, 7.61%, 03/13/14	2,940,630

		12,747,175

	Total Senior Loans (Cost $591,302,876)	569,930,756

Principal Amount

Foreign Denominated Senior Loans - 12.2%

AUSTRALIA - 2.9%
AUD

23,500,000	Seven Media Group Facility A Term Loan, 8.87%, 12/22/13	19,756,464

CANADA - 1.0%
CAD

	Persona Communications Corp.
2,880,000	First Lien CDN Delayed-Draw Term Loan, 7.44%, 10/12/13	2,898,259
3,695,455	First Lien CDN Tranche B Term Loan, 7.44%, 10/12/13	3,718,884

		6,617,143

FRANCE - 3.0%
EUR

	Ypso Holding SA
2,012,048	Eur B Acq 1 Facility, 6.93%, 06/15/14	2,746,865
3,282,814	Eur B Acq 2 Facility, 6.93%, 06/15/14	4,481,726
5,213,674	Eur B Recap 1 Facility, 6.93%, 06/15/14	7,085,127
1,389,750	Eur C Acq, 7.18%, 12/31/15	1,906,035
2,610,250	Eur C Recap, 7.18%, 12/31/15	3,579,943

		19,799,696

NETHERLANDS - 1.4%
EUR

	Amsterdamse Beheer- En
	Consultingmaatschappij B.V. Casema
2,500,000	Kabelcom B Term Loan, 6.92%, 09/12/14	3,519,825
2,500,000	Kabelcom C Term Loan, 7.42%, 09/12/15	3,466,494
1,500,000	Kabelcom D Term Loan Second Lien, 8.67%, 03/12/16	2,108,567

		9,094,886

Principal Amount		Value ($)

SWEDEN - 0.7%
SEK

	Nordic Cable Acquisition Co., Sub- Holding AB
15,333,333	Facility B2, 5.88%, 01/31/14	2,257,673
14,666,667	Facility C2, 6.24%, 01/31/15	2,165,181

		4,422,854

UNITED KINGDOM - 3.2%
GBP

	Mobileserv Ltd. (Phones 4U)
3,250,000	Facility B, 7.65%, 09/22/14	6,106,222
3,250,000	Facility C, 8.15%, 09/22/15	6,154,493
5,000,000	Revolving Facility, 09/22/13 (e)	9,206,343

		21,467,058

	Total Foreign Denominated Senior Loan (Cost $77,659,158)	81,158,101

Principal Amount ($)

Asset-Backed Securities (g) – 0.7%

	Commercial Industrial Finance Corp.
1,000,000	Series 2006-1BA, Class B2L, 9.21%, 12/22/20	697,500
	Marquette US/European CLO, PLC
1,000,000	Series 2006-1A, Class D1, 7.11%, 07/15/20 (h)	817,500
	Ocean Trails CLO
1,000,000	Series 2006-1A, Class D, 9.11%, 10/12/20 (h)	750,000
	Venture CDO, Ltd.
2,000,000	Series 2007-9A, Class D, 9.27%, 10/12/21 (h)	1,821,996
	Westbrook CLO, Ltd.
1,000,000	Series 2006-1A, Class D, 7.29%, 12/20/20 (h)	800,000

	Total Asset-Backed Securities (Cost $4,886,996)	4,886,996

Corporate Notes and Bonds - 26.9%

AEROSPACE - AIRLINES - 0.0%

5,000,000	Delta Airlines, Inc. 8.00%, 06/30/23 (c)	262,500

BROADCASTING - 0.9%

6,000,000	Univision Communications, Inc. 9.75%, 03/15/15 PIK (h)	5,880,000

CABLE - US CABLE - 2.2%
3,375,000	CCH I Holdings LLC 10.00%, 05/15/14	2,936,250
	CCH I LLC
5,500,000	11.00%, 10/01/15	5,596,250
2,500,000	11.75%, 05/15/14	2,325,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2007	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Corporate Notes and Bonds (continued)

CABLE - US CABLE (continued)
1,000,000	CCO Holdings, LLC 8.75%, 11/15/13	1,010,000
2,000,000	Charter Communications Inc. 5.88%, 11/16/09	2,595,000

		14,462,500

CONSUMER NON-DURABLES - 2.2%
	Ames True Temper, Inc.
3,000,000	9.36%, 01/15/12 (g)	2,970,000
1,500,000	10.00%, 07/15/12	1,162,500
11,875,000	Solo Cup Co. 8.50%, 02/15/14	10,568,750

		14,701,250

DIVERSIFIED MEDIA - 0.7%
4,500,000	Network Communications, Inc. 10.75%, 12/01/13	4,539,375

ENERGY - EXPLORATION & PRODUCTION - 0.1%
375,000	Opti Canada, Inc. 8.25%, 12/15/14 (h)	379,688

ENERGY - OTHER ENERGY - 0.8%
6,000,000	Energy XXI Gulf Coast, Inc. 10.00%, 06/15/13 (h)	5,700,000

FINANCIAL - 2.3%
14,200,000	HUB International Holdings, Inc. 10.25%, 06/15/15 (h)	13,277,000
2,000,000	Penhall International, Corp. 12.00%, 08/01/14 (h)	2,030,000

		15,307,000

FOOD AND DRUG - 0.1%
441,291	Cinacalcet Royalty Sub LLC 8.00%, 03/30/17 (b)	525,137

FOOD/TOBACCO - 1.1%
	Chiquita Brands International, Inc.
3,000,000	7.50%, 11/01/14	2,595,000
5,000,000	8.88%, 12/01/15	4,525,000

		7,120,000

FOREST PRODUCTS - PAPER - 0.1%
500,000	Newpage Corp. 12.00%, 05/01/13	538,750

GAMING/LEISURE - OTHER LEISURE - 1.2%
	Six Flags, Inc.
4,500,000	4.50%, 05/15/15	3,825,000
4,500,000	8.88%, 02/01/10	4,083,750

		7,908,750

HEALTHCARE - ACUTE CARE - 3.4%
11,167,000	Argatroban Royalty Sub LLC 18.50%, 09/21/14	11,167,000

Principal Amount ($)		Value ($)

HEALTHCARE - ACUTE CARE (continued)
	HCA, Inc.
10,000,000	6.30%, 10/01/12	9,012,500
3,000,000	8.36%, 04/15/24	2,623,425

		22,802,925

HEALTHCARE - ALTERNATE SITE SERVICES - 0.5%
5,000,000	LifeCare Holdings 9.25%, 08/15/13	3,425,000

HOUSING - BUILDING MATERIALS - 2.8%
1,000,000	Builders FirstSource, Inc. 9.81%, 02/15/12 (g)	967,500
4,000,000	Masonite Corp. 11.00%, 04/06/15	3,400,000
	Realogy Corp.
8,000,000	10.50%, 04/15/14 (h)	6,840,000
5,500,000	11.00%, 04/15/14 PIK (h)	4,544,375
4,000,000	12.38%, 04/15/15 (h)	3,030,000

		18,781,875

INFORMATION TECHNOLOGY - 2.6%
3,800,000	Freescale Semiconductor, Inc. 10.13%, 12/15/16	3,553,000
8,000,000	MagnaChip Semiconductor 8.94%, 12/15/11 (g)	6,840,000
2,000,000	NXP BV/NXP Funding LLC 8.11%, 10/15/13 (g) (h)	1,865,000
5,000,000	Spansion LLC 11.25%, 01/15/16 (h)	4,925,000

		17,183,000

RETAIL - 2.3%

11,500,000	Blockbuster, Inc. 9.00%, 09/01/12	10,407,500
5,500,000	Dollar General Corp. 10.63%, 07/15/15 (h)	5,197,500

		15,605,000

TELECOMMUNICATIONS - 1.7%
12,454,260	Digicel Group, Ltd. 9.13%, 01/15/15 PIK (h)	11,613,597

TRANSPORTATION - 1.1%
5,000,000	American Tire Distributors Holdings, Inc. 11.61%, 04/01/12 (g)	4,987,500
	Federal-Mogul Corp.
2,000,000	7.50%, 01/15/09 (c)	1,650,000
1,000,000	7.75%, 07/01/06 (c)	825,000

		7,462,500

UTILITIES - 0.0%
1,000,000	Enron Corp. 6.63%, 11/15/05 (b) (c) (i)	252,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2007	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Corporate Notes and Bonds (continued)

WIRELESS COMMUNICATIONS - 0.8%
5,000,000	SunCom Wireless Holdings, Inc. 8.50%, 06/01/13	5,256,250

	Total Corporate Notes and Bonds (Cost $183,817,800)	179,707,597

Claims (j) - 0.1%

AEROSPACE - AIRLINES - 0.1%
581,794	Delta Airlines, Inc. Delta ALPA Claim, 12/31/10	29,090
2,000,000	Northwest Airlines, Inc. ALPA Trade Claim, 08/21/13	170,000
3,551,000	Flight Attendant Claim, 08/21/13	301,835
2,107,500	IAM Trade Claim, 08/21/13	179,138
2,341,500	Retiree Claim, 08/21/13	199,027

	Total Claims (Cost $2,535,115)	879,090

Shares

Common Stocks - 9.8%

AEROSPACE - AIRLINES - 1.1%
199,342	Delta Air Lines, Inc. (k)	3,578,184
221,361	Northwest Airlines Corp. (k)	3,940,226

		7,518,410

BROADCASTING - 0.6%
357,343	GrayTelevision, Inc.	3,033,842
121,072	Gray Television, Inc., Class A	1,040,008

		4,073,850

ENERGY - EXPLORATION & PRODUCTION - 0.9%
60,000	GlobalSantaFe Corp.	4,561,200
47,150	Williams Cos., Inc.	1,605,929

		6,167,129

FOREST PRODUCTS - CONTAINERS - 0.7%
563,258	Graphic Packaging Corp. (k)	2,545,926
100,067	Louisiana-Pacific Corp.	1,698,137

		4,244,063

HOUSING - BUILDING MATERIALS - 0.6%
150,285	Owens Corning, Inc. (k)	3,764,629

HOUSING - REAL ESTATE DEVELOPMENT - 0.0%
8	Westgate Investments LLC (b)	0

SERVICE - ENVIRONMENTAL SERVICES - 0.5%
136,990	Safety-Kleen Systems, Inc. (k)	3,219,265

TRANSPORTATION - AUTO - 0.1%
1,759,496	Delphi Corp. (k)	800,571

Shares		Value ($)

Common Stocks (continued)

UTILITIES - 1.2%
162,388	Entegra TC LLC	5,196,416
59,600	NRG Energy, Inc. (k)	2,520,484

		7,716,900

WIRELESS COMMUNICATIONS - 4.1%
225,000	ICO Global Communications Holding Ltd. (k)	783,000

1,037,196	SunCom Wireless Holdings, Inc., Class A (k)	26,738,913

		27,521,913

	Total Common Stocks (Cost $49,890,133)	65,026,730

Preferred Stock - 0.3%

TRANSPORTATION - AUTO - 0.3%
79,615	General Motors Corp., Series D, Convertible	2,249,920

	Total Preferred Stock (Cost $1,990,375)	2,249,920

Units

Warrants - 0.0%
20,000	Clearwire Corp., expires 08/15/10 (k)	8,906

	Total Warrants (Cost $0)	8,906

Total Investments – 135.4%		903,848,096

(cost of $912,082,453) (l)
Other Assets & Liabilities, Net - (35.4)%		(236,275,949)

Net Assets applicable to Common Shareholders - 100.0%		667,572,147

Investments sold short outstanding as of September 30, 2007:

Equity Security	Shares	Value

IndyMac Bancorp, Inc.	75,554	$1,783,830
Superior Industries International, Inc.	51,587	1,118,922

Total Investments sold short (Proceeds $3,112,309)		$2,902,752

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2007	Highland Credit Strategies Fund

Forward foreign currency contracts outstanding as of September 30, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Depreciation

Sell	AUD	4,000,000	02/28/2008	$(264,592)
Sell	AUD	5,400,000	02/29/2008	(390,409)
Sell	AUD	2,700,000	03/11/2008	0
Sell	EUR	11,000,000	02/04/2008	(563,122)
Sell	GBP	4,000,000	02/07/2008	(34,030)

				$(1,252,153)

(a)

Senior loans in which Highland Credit Strategies Fund, (the “Fund”) invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by Note (e), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b)	Represents fair value as determined in good faith under the direction of the Board of Trustees.

(c)	The issuer is in default of certain debt covenants. Income is not being accrued.

(d)

Senior Loan Notes have additional unfunded loan commitments. As of September 30, 2007, the Portfolio had unfunded loan commitments of $7,037,425, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment

Drake Hotel Acquisition	$958,715
Millennium Digital Media Systems, LLC	990,658
North American Membership Group, Inc.	2,290,909
Sirva Worldwide, Inc.	797,143
Sorenson Communications, Inc.	2,000,000

$7,037,425

(e)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(f)	Fixed Rate Senior Loan.

(g)	Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2007.

(h)

Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2007, these securities amounted to $69,471,656 or 10.4% of net assets applicable to common shareholders. These securities have been determined by the Adviser to be liquid securities.

(i)	This issuer is under the protection of the U.S. federal bankruptcy court.

(j)	Security represents unsecured, unfunded claim generated against the issuers that will be converted into equity upon the completion of court proceedings.

(k)	Non-income producing security.

(l)	Cost for U.S. Federal income tax purposes is $912,082,453.

Gross unrealized appreciation	$30,138,114
Gross unrealized depreciation	(38,372,471)

Net unrealized depreciation	$(8,234,357)

AUD	Australia Dollar
DIP	Debtor in Possession
EUR	Euro Currency
GBP	Great Britian Pound
PIK	Payment in Kind
SEK	Swedish Krona

Foreign Denominated Senior Loan Notes
Industry Concentration Table:
(% of Total Net Assets)

Retail	3.2%
Cable – International Cable	3.0%
Diversified Media	3.0%
Telecommunications	2.0%
Broadcasting	1.0%

Total	12.2%

Security Valuation:

In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined by Highland Capital Management, L.P. (“Highland” or the “Investment Adviser”) in good faith in accordance with procedures approved by the Fund’s Board of Trustees. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being deter-mined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4 PM London Time Spot Rate.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Credit Strategies Fund

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Date	November 26, 2007

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer
(principal financial officer)

Date	November 26, 2007

* Print the name and title of each signing officer under his or her signature.

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, James D. Dondero, certify that:

1.	I have reviewed this report on Form N-Q of Highland Credit Strategies Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	November 26, 2007	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer
(principal executive officer)

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, M. Jason Blackburn, certify that:

1.	I have reviewed this report on Form N-Q of Highland Credit Strategies Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	November 26, 2007	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer
(principal financial officer)